CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and banks	R$ 8,064,193	R$ 11,720,774
Cash equivalents
Total cash and cash equivalents	R$ 9,505,951	13,590,776	R$ 6,835,057	R$ 3,249,127
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	4.37%
Local
Cash equivalents
Fixed-term deposits	R$ 1,441,758	14,506
Local | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	103.34%
Foreign
Cash equivalents
Fixed-term deposits		R$ 1,855,496